Stockholders' Equity (Details)			1 Months Ended	12 Months Ended
	Jul. 06, 2017 USD ($) $ / shares shares	Nov. 10, 2010 item $ / shares shares	Mar. 31, 2015 USD ($) item shares	Dec. 31, 2015 USD ($)
Stockholders' Equity
Number of shares of common stock issued in equity and public offering	1,325,000		1,437,000
Net proceeds from issuance of common stock | $	$ 1,989,000		$ 21,400,000	$ 21,368,000
Number of executive officers | item			2
Shares purchased by executive officers			40,625
Stockholder Rights Plan
Number of preferred share purchase rights declared as dividend for each outstanding share of common stock | item		1
Number of shares of Series AA Preferred Stock that a registered holder of right is entitled to purchase		0.001
Exercise price (in dollars per one-thousandth of a share) | $ / shares	$ 2.35	$ 4.80
Percentage of the company's common stock acquired by a third party upon which the rights become exercisable		15.00%
Minimum percentage of the company's common stock that must receive a tender offer from a third party upon which the rights become exercisable		15.00%
Beneficial ownership threshold for a holder of grandfathered stock (as a percent)		20.00%
Beneficial ownership threshold for a holder of grandfathered stock after amendment (as a percent)		15.00%